Bank Borrowings - Loan Facilities (Details)	1 Months Ended
	Aug. 31, 2020 HKD ($)	May 31, 2019 HKD ($)	May 31, 2019 USD ($)	Nov. 30, 2018 HKD ($)	Aug. 31, 2018 HKD ($) agreement	Nov. 30, 2017 HKD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2019 USD ($)	Nov. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)
Bank Borrowings
Amount drawn from the credit facility								$ 0		$ 0
Unsecured credit facility
Bank Borrowings
Number of facility agreements entered | agreement					2
Aggregate amount of credit facilities		$ 400,000,000			$ 507,000,000	$ 400,000,000					$ 51,282,000		$ 65,000,000
Term (in years or months)		3 years	3 years
Unsecured credit facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)		0.85%	0.85%
Revolving loan facility
Bank Borrowings
Aggregate amount of credit facilities	$ 117,000,000			$ 234,000,000					$ 15,000,000			$ 30,000,000		$ 51,282,000
Term (in years or months)	2 years			3 years
Amount drawn from the credit facility								0
Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)	4.50%
Revolving loan facility | Unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities		$ 190,000,000				$ 190,000,000					24,359,000			24,359,000
Term (in years or months)						18 months	18 months
Amount drawn from the credit facility								$ 0		$ 0
Revolving loan facility | Unsecured credit facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)				0.85%		1.25%	1.25%
Revolving loan facility | First unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities					$ 351,000,000								45,000,000
Term (in years or months)					2 years
Revolving loan facility | First unsecured credit facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)					1.35%
Revolving loan facility | Second unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities					$ 156,000,000								$ 20,000,000
Term (in years or months)					2 years
Revolving loan facility | Second unsecured credit facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)					1.35%
Term loan | Unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities		210,000,000				$ 210,000,000					$ 26,923,000			$ 26,923,000
Term (in years or months)						3 years	3 years
Amount of upfront fee		$ 819,000	$ 105,000			$ 1,575,000	$ 202,000
Term loan | Unsecured credit facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)						1.50%	1.50%